Income Taxes - Summary of Deferred Tax Relates to the Consolidated Statement of Financial Position (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Balance - beginning of year	$ 454	$ 572
Credited to profit and loss	(286)	(118)
Balance - end of year	$ 168	$ 454